Stock-Based Compensation - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based awards, Common stock reserved for issuance	163,383,103	133,651,483
Number of stock awards issued	$ 0	$ 0
Unrecognised compensation cost, recognition period	2 years 6 months
Restricted Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares subject to repurchase	0
Fair value of restricted stock awards vested	$ 0
Unrecognised compensation cost	$ 0
Restricted Stock [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based awards, vesting period	4 years
Restricted Stock [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based awards, vesting period	2 years
Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based awards, Common stock reserved for issuance	23,165,393	22,997,639
Share based awards, maximum contractual term	10 years
Share based awards, vesting period	4 years
Weighted-average grant date fair value, options granted	$ 0.4
Total intrinsic value of options exercised	$ 100,000
Fair value of options vested	1,400,000
Unrecognised compensation cost	$ 3,000,000
Two Thousand Seventeen Stock Option and Grant Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based awards, Common stock reserved for issuance	25,956,535
Share based awards, maximum contractual term	10 years
Share based awards, shares available for future grant	1,167,685